PROSPECTUS

                            [american century logo]
                                    American
                                Century(reg.sm)

                                 APRIL 1, 1997
                            Revised September 15, 1997

                                   TWENTIETH
                                CENTURY(reg.tm)
                                     GROUP

                             International Growth
                            International Discovery
                               Emerging Markets

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                 AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
     Group(reg. tm)                 Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
                                                       International Growth
                                                     International Discovery
                                                         Emerging Markets


                                  PROSPECTUS

                                 APRIL 1, 1997
                          Revised September 15, 1997

                      International Growth * International
                          Discovery * Emerging Markets

                                INVESTOR CLASS

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

    American Century World Mutual Funds, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Twentieth Century Group of funds are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "RISK FACTORS," page 10.

    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                       AMERICAN CENTURY INVESTMENTS
                    4500 Main Street * P.O. Box 419200
              Kansas City, Missouri 64141-6200 * 1-800-345-2021
                      International calls: 816-531-5575
                  Telecommunications Device for the Deaf:
                1-800-634-4113 * In Missouri: 816-444-3485
                     Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND

    The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets. This fund has no minimum investment requirements. However, if the value of the shares held in any one fund account is less than $2,500 ($1,000 for UGMA/UTMA accounts), you must establish an automatic investment program of $50 or more per month in each such account. See "AUTOMATIC INVESTMENT PLAN," page 17 and "REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS," page 20.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND

    The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.

    SHARES OF INTERNATIONAL DISCOVERY EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

AMERICAN CENTURY -- TWENTIETH CENTURY
EMERGING MARKETS FUND

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.

    There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

 Investment Objectives of the Funds .........................................2
 Transaction and Operating Expense Table ....................................4
 Financial Highlights .......................................................5

 INFORMATION REGARDING THE FUNDS

 Investment Policies of the Funds ...........................................7
    International Growth ....................................................7
    International Discovery .................................................7
    Emerging Markets ........................................................8
    Policies Applicable to All Funds ........................................8
 Risk Factors ..............................................................10
    Investing in Foreign Securities Generally ..............................10
    Investing in Smaller Companies .........................................11
    Investing in Emerging Market Countries .................................11
    Investing in Lower-Quality Debt Instruments ............................11
 Other Investment Practices, Their Characteristics
 and Risks .................................................................12
    Forward Currency Exchange Contracts ....................................12
    Indirect Foreign Investment ............................................13
    Sovereign Debt Obligations .............................................13
    Portfolio Turnover .....................................................13
    Repurchase Agreements ..................................................13
    When-Issued Securities .................................................13
    Short Sales ............................................................14
    Rule 144A Securities ...................................................14
 Performance Advertising ...................................................14

 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

 American Century Investments ..............................................16
 Investing in American Century .............................................16
 How to Open an Account ....................................................16
            By Mail ........................................................16
            By Wire ........................................................16
            By Exchange ....................................................17
            In Person ......................................................17
       Subsequent Investments ..............................................17
            By Mail ........................................................17
            By Telephone ...................................................17
            By Online Access ...............................................17
            By Wire ........................................................17
            In Person ......................................................17
       Automatic Investment Plan ...........................................17
  How to Exchange from One Account to Another ..............................18
            By Mail ........................................................18
            By Telephone ...................................................18
            By Online Access ...............................................18
 How to Redeem Shares ......................................................18
            By Mail ........................................................19
            By Telephone ...................................................19
            By Check-A-Month ...............................................19
            Other Automatic Redemptions ....................................19
       Redemption Proceeds .................................................19
            By Check .......................................................19
            By Wire and ACH ................................................19
       Special Requirements for Large Redemptions ..........................19
       Redemption of Shares in Low-Balance Accounts ........................20
  Signature Guarantee ......................................................20
  Special Shareholder Services .............................................20
            Automated Information Line .....................................21
            Online Account Access ..........................................21
            Open Order Service .............................................21
            Tax-Qualified Retirement Plans .................................21
  Important Policies Regarding Your Investments ............................21
  Reports to Shareholders ..................................................22
 Employer-Sponsored Retirement Plans and
    Institutional Accounts .................................................22

 ADDITIONAL INFORMATION YOU SHOULD KNOW

 Share Price ...............................................................24
    When Share Price Is Determined .........................................24
    How Share Price Is Determined ..........................................24
    Where to Find Information About Share Price ............................25
 Distributions .............................................................25
 Taxes .....................................................................25
    Tax-Deferred Accounts ..................................................25
    Taxable Accounts .......................................................26
 Management ................................................................27
    Investment Management ..................................................27
    Code of Ethics .........................................................28
    Transfer and Administrative Services ...................................28
 Distribution of Fund Shares ...............................................28
 Further Information About American Century ................................29


PROSPECTUS                                        TABLE OF CONTENTS       3

                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                 International   International    Emerging
                                                                    Growth        Discovery       Markets

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ...........................   none           none            none

Maximum Sales Load Imposed on Reinvested Dividends ................   none           none            none

Deferred Sales Load ...............................................   none           none            none

Redemption Fee(1) .................................................   none          none(2)          none

Exchange Fee ......................................................   none           none            none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(3) ................................................ 1.42%(4)       1.75%(4)        2.00%(4)

12b-1 Fees ........................................................   none           none            none

Other Expenses(5) .................................................   0.00%          0.00%           0.00%

Total Fund Operating Expenses(3) .................................. 1.42%(4)       1.75%(4)        2.00%(4)

EXAMPLE:

You would pay the following expenses on a                 1 year      $ 14          $ 18            $ 20
$1,000 investment, assuming a 5% annual return and       3 years        45            55              62
redemption at the end of each time period(3):            5 years        77            94             107
                                                        10 years       169           205             231


(1)  REDEMPTION PROCEEDS SENT BY WIRE ARE SUBJECT TO A $10 PROCESSING FEE.

(2)  SHARES OF INTERNATIONAL  DISCOVERY EXCHANGED OR REDEEMED WITHIN 180 DAYS OF
     THEIR  PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE
     SHARES EXCHANGED OR REDEEMED.  THIS REDEMPTION FEE IS RETAINED BY THE FUND.
     SEE "HOW TO  EXCHANGE  FROM ONE  ACCOUNT TO  ANOTHER,"  PAGE 18 AND "HOW TO
     REDEEM SHARES," PAGE 18.

(3)  ASSUMES, IN ACCORDANCE WITH SECURITIES AND EXCHANGE COMMISSION  GUIDELINES,
     THAT THE ASSETS OF INTERNATIONAL GROWTH AND INTERNATIONAL  DISCOVERY REMAIN
     CONSTANT AT $1,346,410,495  AND $377,128,391,  RESPECTIVELY,  THE ASSETS OF
     THE FUNDS AS OF NOVEMBER 30, 1996. A PORTION OF THE  MANAGEMENT  FEE MAY BE
     PAID BY THE FUNDS'  MANAGER  TO  UNAFFILIATED  THIRD  PARTIES  WHO  PROVIDE
     RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE BE PERFORMED
     BY AN AFFILIATE OF THE MANAGER. SEE "MANAGEMENT-TRANSFER AND ADMINISTRATIVE
     SERVICES," PAGE 28.

(4)  INTERNATIONAL GROWTH PAYS AN ANNUAL MANAGEMENT FEE OF 1.50% OF THE FIRST $1
     BILLION OF AVERAGE NET ASSETS,  1.20% OF THE NEXT $1 BILLION OF AVERAGE NET
     ASSETS,  AND 1.10% OF AVERAGE  NET ASSETS  OVER $2  BILLION;  INTERNATIONAL
     DISCOVERY PAYS AN ANNUAL  MANAGEMENT FEE OF 1.75% OF THE FIRST $500 MILLION
     OF AVERAGE NET ASSETS,  1.40% OF THE NEXT $500 MILLION  AVERAGE NET ASSETS,
     AND 1.20% OF AVERAGE NET ASSETS OVER $1 BILLION;  AND EMERGING MARKETS PAYS
     AN  ANNUAL  MANAGEMENT  FEE  EQUAL TO 2.00% OF THE FIRST  $500  MILLION  OF
     AVERAGE NET ASSETS,  1.50% OF THE NEXT $500  MILLION OF AVERAGE NET ASSETS,
     AND 1.25% OF AVERAGE NEXT ASSETS OVER $1 BILLION.

(5)  OTHER  EXPENSES,  WHICH  INCLUDES  THE FEES AND EXPENSES  (INCLUDING  LEGAL
     COUNSEL  FEES) OF  THOSE  DIRECTORS  WHO ARE NOT  "INTERESTED  PERSONS"  AS
     DEFINED IN THE INVESTMENT COMPANY ACT, WERE LESS THAN 0.01 OF 1% OF AVERAGE
     NET ASSETS FOR THE MOST RECENT FISCAL YEAR.

  The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer three other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "FURTHER INFORMATION ABOUT AMERICAN CENTURY," page 29.


4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS

                             FINANCIAL HIGHLIGHTS
                             INTERNATIONAL GROWTH

  The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                              1996         1995          1994        1993          1992         1991(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .......  $7.51        $7.47         $7.34       $5.79         $5.33         $5.10
                                           ----------   ----------   ----------  ----------    ----------    ----------
Income From Investment Operations

    Net Investment Income (Loss) ...........(0.01)(2)      0.01         (0.04)      (0.04)         0.06          0.01

    Net Realized and Unrealized Gain
    on Investment Transactions .............  1.24         0.40          0.57        1.78          0.41          0.22
                                           ----------   ----------   ----------  ----------    ----------    ----------
    Total From Investment Operations .......  1.23         0.41          0.53        1.74          0.47          0.23
                                           ----------   ----------   ----------  ----------    ----------    ----------
Distributions

    From Net Investment Income ............. (0.01)         --            --        (0.04)        (0.01)          --

    In Excess of Net Investment Income .....   --           --            --        (0.15)          --            --

    From Net Realized Gains
    on Investment Transactions .............   --         (0.37)        (0.40)        --            --            --
                                           ----------   ----------   ----------  ----------    ----------    ----------
    Total Distributions .................... (0.01)       (0.37)        (0.40)      (0.19)        (0.01)          --
                                           ----------   ----------   ----------  ----------    ----------    ----------
Net Asset Value, End of Period .............  $8.73        $7.51         $7.47       $7.34         $5.79         $5.33
                                           ==========   ==========   ==========  ==========    ==========    ==========
    Total Return(3) ........................ 16.35%        5.93%         7.28%      31.04%         8.77%         4.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ......................1.65%(4)       1.77%         1.84%       1.90%         1.91%       1.93%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets ...................... (0.07)%       0.25%        (0.53)%     (0.34)%        0.95%       0.26%(5)

Portfolio Turnover Rate ....................  158%         169%          242%        255%          180%           84%

Average Commission Paid per
Investment Security Traded ................. $0.0195      $0.0020        --(6)       --(6)         --(6)         --(6)

Net Assets, End of Period (in thousands) ..$1,342,608   $1,210,442    $1,316,642   $759,238      $215,346       $43,076

(1)  MAY 9, 1991, (INCEPTION) THROUGH NOVEMBER 30, 1991.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(4)  THE MANAGER HAD  VOLUNTARILY  WAIVED A PORTION OF ITS  MANAGEMENT  FEE FROM
     AUGUST 1, 1996,  THROUGH  NOVEMBER 30, 1996. IN ABSENCE OF THE WAIVER,  THE
     RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.76%.

(5)  ANNUALIZED.

(6)  DISCLOSURE OF AVERAGE  COMMISSION  PAID PER INVESTMENT  SECURITY TRADED WAS
     NOT REQUIRED PRIOR TO THE YEAR ENDED NOVEMBER 30, 1995.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5

                             FINANCIAL HIGHLIGHTS
                            INTERNATIONAL DISCOVERY

  The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                                     1996                1995              1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .............................   $5.70               $5.39              $5.00
                                                                  -----------        -----------        -----------
Income From Investment Operations

    Net Investment Income (Loss) ................................. (0.02)(2)             0.03              (0.02)

    Net Realized and Unrealized Gain
    on Investment Transactions ...................................   1.95                0.28               0.41
                                                                  -----------        -----------        -----------
    Total From Investment Operations .............................   1.93                0.31               0.39
                                                                  -----------        -----------        -----------
Distributions

    From Net Investment Income ...................................  (0.01)                --                 --

    In Excess of Net Investment Income ...........................  (0.02)                --                 --
                                                                  -----------        -----------        -----------
    Total Distributions ..........................................  (0.03)                --                 --
                                                                  -----------        -----------        -----------
Net Asset Value, End of Period ...................................   $7.60               $5.70              $5.39
                                                                  ===========        ===========        ===========
    Total Return(3) ..............................................  34.06%               5.75%              7.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ................ 1.88%(4)              2.00%            2.00%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets ......  (0.31)%              0.27%           (0.48)%(5)

Portfolio Turnover Rate ..........................................   130%                168%                56%

Average Commission Paid per Investment Security Traded ...........  $0.0054             $0.0040             --(6)

Net Assets, End of Period (in thousands) ......................... $377,128            $114,579           $111,202

(1)  APRIL 1, 1994, (INCEPTION) THROUGH NOVEMBER 30, 1994.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(4)  THE MANAGER HAD  VOLUNTARILY  WAIVED A PORTION OF ITS  MANAGEMENT  FEE FROM
     AUGUST 1, 1996,  THROUGH  NOVEMBER 30, 1996. IN ABSENCE OF THE WAIVER,  THE
     RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.99%.

(5)  ANNUALIZED.

(6)  DISCLOSURE OF AVERAGE  COMMISSION  PAID PER INVESTMENT  SECURITY TRADED WAS
     NOT REQUIRED PRIOR TO THE YEAR ENDED NOVEMBER 30, 1995.


6     FINANCIAL HIGHLIGHTS                      AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 10, BEFORE MAKING AN INVESTMENT IN THE FUNDS.

INTERNATIONAL GROWTH

    The investment objective of the International Growth Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

    Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

    The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities (see "AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS" in the Statement of Additional Information).

INTERNATIONAL DISCOVERY

    The investment objective of the International Discovery Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

    DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "RISK FACTORS," page 10.

    The fund may invest in securities of any type of


PROSPECTUS                           INFORMATION REGARDING THE FUNDS       7


issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below-investment-grade fixed income securities (see "AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS" in the Statement of Additional Information). Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

    To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the investment manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

EMERGING MARKETS

    The investment objective of the Emerging Markets Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also include the securities of issuers which derive a significant portion of their business from emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "RISK FACTORS," page 10.

    The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. See "AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

POLICIES APPLICABLE TO ALL FUNDS

    Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range


8     INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, or whose principal trading market is outside the United States.

    The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

    The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

    Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

    To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

    In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "HOW SHARE PRICE IS DETERMINED," page 24.

    In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

    The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country,
(ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

    The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject to the investment policies of the particular fund) or region.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       9


    At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Potential investors should carefully consider the following factors:

    CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

    REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "TAXES," page 25.

    MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

    CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the portfolio security or, if the fund has


10     INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


entered into a contract to sell the security, liability to the purchaser.

    As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN SMALLER COMPANIES

    International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN EMERGING MARKET COUNTRIES

    Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

    The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.

    The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.

INVESTING IN LOWER-QUALITY DEBT INSTRUMENTS

    There are no credit, maturity or investment amount restrictions on the bonds, corporate debt


PROSPECTUS                         INFORMATION REGARDING THE FUNDS      11


securities, and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

    For additional information, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

    Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund' s portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the funds.

    To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a forward currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive


12     INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

    Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

    The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the financial information on pages 5 and 6 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines that a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

    A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.

    A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

    The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.

WHEN-ISSUED SECURITIES

    Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

    Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the


PROSPECTUS                        INFORMATION REGARDING THE FUNDS      13


custodian. No income will accrue to the fund prior  to delivery.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Investor Class and for the other classes offered by the funds.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon


14     INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


historical   or   expected   fund   performance,   volatility   or  other   fund
characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                              INFORMATION REGARDING THE FUNDS       15


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us at the above-referenced telephone number.

INVESTING IN AMERICAN CENTURY

    The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS," page 22.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment in International Growth is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. This minimum will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "AUTOMATIC INVESTMENT PLAN," page 17.

    The minimum investment in International Discovery and Emerging Markets is $10,000. To keep an International Discovery or Emerging Markets account open, a minimum share value of $10,000 must be maintained. If the share value of your account falls below $10,000, the shares in your account will be subject to automatic redemption. See "REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS," on page 20.

    The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    PLEASE NOTE: IF YOU REGISTER YOUR ACCOUNT AS BELONGING TO MULTIPLE OWNERS (E.G., AS JOINT TENANTS), YOU MUST PROVIDE US WITH SPECIFIC AUTHORIZATION ON YOUR APPLICATION IN ORDER FOR US TO ACCEPT WRITTEN OR TELEPHONE INSTRUCTIONS FROM A SINGLE OWNER. OTHERWISE, ALL OWNERS WILL HAVE TO AGREE TO ANY TRANSACTIONS THAT INVOLVE THE ACCOUNT (WHETHER THE TRANSACTION REQUEST IS IN WRITING OR OVER THE TELEPHONE).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:


16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


(*)  RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

(*)  BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

(*)  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

(*)  REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information, this page.

(*)  ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

(*)  BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number.

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "AUTOMATIC INVESTMENT PLAN," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (PLEASE BE AWARE THAT THE INVESTMENT MINIMUM FOR SUBSEQUENT PURCHASES IS HIGHER WITHOUT AN INVESTMENT SLIP.)

BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 16 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must


PROSPECTUS            HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS         17


be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "WHEN SHARE PRICE IS DETERMINED," page 24.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS," page 19.

    IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 21) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

    You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS," page 19.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

    IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. See "SIGNATURE GUARANTEE," page 20.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

    If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check for an amount you choose (minimum $50). To set up a Check-A-Month plan or to request a brochure, please call an Investor Services Representative.

OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the funds' right to redeem shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme


PROSPECTUS              HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       19


market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

    INTERNATIONAL GROWTH. If at any time you have an International Growth account that falls into either of the following categories:

    (i) you invested the required minimum initial investment amount for the fund, currently $2,500 ($1,000 for UGMA/UTMA accounts), but due to exchanges or redemptions you have made, the account now has a value of less than the minimum initial investment amount; or

    (ii) you have not invested the minimum initial investment amount, and an automatic investment program of $50 or more per month does not exist for the account;

a notification will be sent advising you of the need to either make an investment to bring the value of the shares held in the account up to $2,500 ($1,000) or to establish an Automatic Investment Plan of $50 or more per month. If the investment is not made or the automatic investment is not established within 90 days from the date of notification, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.

    The automatic redemption of shares of International Growth will not apply to Individual Retirement Accounts, 403(b) accounts and other types of tax-deferred retirement plan accounts.

    INTERNATIONAL DISCOVERY AND EMERGING MARKETS. If at any time you have an International Discovery or Emerging Markets account that falls into either of the following categories:

    (i) you invested the required minimum initial investment amount of $10,000, but due to exchanges or redemptions you have made, the account now has a value of less than $10,000; or

    (ii) you have not invested $10,000;

a notification will be sent advising you of the need to make an investment to bring the value of the shares held in the account up to $10,000. If the investment is not made within 90 days from the date of notification, the shares held in the fund account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.

    The funds reserve the right to modify their policies regarding the automatic redemption of shares, or to waive such policies in whole or in part for certain classes of investors.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

    *    redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:


20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


AUTOMATED INFORMATION LINE

    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indices and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       21


  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated Prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about the funds, to obtain a current Prospectus or to get answers to any questions about the funds that you are unable to obtain through your plan administrator or financial intermediary.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       23


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close


24     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset value of the Investor Class of Emerging Markets will be published in newspapers when the fund meets the minimum size requirements for listing. The net asset value of each fund may be obtained by calling us or by accessing our Web site (www.americancentury.com).

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

    THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase made by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "TAXES," this page.

TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       25


TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "DISTRIBUTIONS," page 25.

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a cap-


26     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


ital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the past five years are as follows:

    HENRIK STRABO, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.

    MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth, International Discovery and the Emerging Markets Fund. He was a member of the International Growth and International Discovery teams at their inception in 1991.

    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, joined American Century in August 1997. From July 1993 to July 1997, Mr. Donnelly served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to July 1993, Mr. Donnelly served as Assistant Vice President for Korea First Bank. He is a member of the team that manages the Emerging Markets Fund.

    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Investor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:

Fund                                             Percent of Average Net Assets
--------------------------------------------------------------------------------

International Growth                                 1.50% of first $1 billion
                                                  1.20% of the next $1 billion
                                                         1.10% over $2 billion

International Discovery                            1.75% of first $500 million
                                                1.40% of the next $500 million
                                                         1.20% over $1 billion

Emerging Markets                                   2.00% of first $500 million
                                                1.50% of the next $500 million
                                                         1.25% over $1 billion
--------------------------------------------------------------------------------

    On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product


PROSPECTUS                 ADDITIONAL INFORMATION YOU SHOULD KNOW             27


by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.

    Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5 and 6 of this Prospectus to the same ratio of the other funds.

    The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of the management fee paid to it by the funds.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker- dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by American Century Investment Services, Inc., a registered


28   ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.

    The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the funds is 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

    American Century World Mutual Funds, Inc. issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American  Century  offers four classes of each of the funds  offered by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

    The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW          29


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

                            [american century logo]
                                    American
                                Century(reg.sm)

9709           [recycled logo]
SH-BKT-9193       Recycled

                                   PROSPECTUS

                             [american century logo]
                                    American
                                 Century(reg.sm)

                                  APRIL 1,1997
                           Revised September 15, 1997

                                    TWENTIETH
                                 CENTURY(reg.tm)
                                      GROUP

                              International Growth
                             International Discovery
                                Emerging Markets

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                 AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                 American Century         Twentieth Century
     Group (reg. tm)                Group                     Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
                                                        International Growth
                                                      International Discovery
                                                         Emerging Markets


                                  PROSPECTUS

                                 APRIL 1, 1997
                          Revised September 15, 1997

                      International Growth * International
                          Discovery * Emerging Markets

                                 ADVISOR CLASS
                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

    American Century World Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Three of the funds from our Twentieth Century Group are described in this Prospectus. Their investment objectives are described on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 11.

    Each fund's shares offered by this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 services and distribution fees as described in this Prospectus.

    The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                       AMERICAN CENTURY INVESTMENTS
                    4500 Main Street * P.O. Box 419385
             Kansas City, Missouri 64141-6385 * 1-800-345-3533
                    International calls: 816-531-5575
                  Telecommunications Device for the Deaf:
                1-800-345-1833 * In Missouri: 816-444-3038
                     Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                 1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND

    The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND

    The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

    SHARES OF INTERNATIONAL DISCOVERY EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

AMERICAN CENTURY -- TWENTIETH CENTURY
EMERGING MARKETS FUND

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2            INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objectives of the Funds .........................................2
Transaction and Operating Expense Table ....................................4
Financial Highlights .......................................................5
Performance Information of Other Class .....................................6

INFORMATION REGARDING THE FUNDS
Investment Policies of the Funds ...........................................8
    International Growth ...................................................8
    International Discovery ................................................8
    Emerging Markets .......................................................9
    Policies Applicable to All Funds .......................................9
Risk Factors ..............................................................11
    Investing in Foreign Securities Generally .............................11
    Investing in Smaller Companies ........................................12
    Investing in Emerging Market Countries ................................12
    Investing in Lower Quality Debt Instruments ...........................12
Other Investment Practices, Their  Characteristics
  and Risks ...............................................................13
    Forward Currency Exchange Contracts ...................................13
    Indirect Foreign Investment ...........................................14
    Sovereign Debt Obligations ............................................14
    Portfolio Turnover ....................................................14
    Repurchase Agreements .................................................14
    When-Issued Securities ................................................14
    Short Sales ...........................................................15
    Rule 144A Securities ..................................................15
Performance Advertising ...................................................15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
How to Purchase and Sell American Century Funds ...........................17
How to Exchange from One American Century
  Fund to Another .........................................................17
How to Redeem Shares ......................................................17
Special Requirements for Large Redemptions ................................18
Telephone Services ........................................................18
    Investors Line ........................................................18

ADDITIONAL INFORMATION YOU SHOULD KNOW
Share Price ...............................................................19
    When Share Price Is Determined ........................................19
    How Share Price Is Determined .........................................19
    Where to Find Information About Share Price ...........................20
Distributions .............................................................20
Taxes .....................................................................20
    Tax-Deferred Accounts .................................................20
    Taxable Accounts ......................................................20
Management ................................................................22
    Investment Management .................................................22
    Code of Ethics ........................................................23
    Transfer and Administrative Services ..................................23
Distribution of Fund Shares ...............................................23
    Services and Distribution Fees ........................................23
Further Information About American Century ................................24


PROSPECTUS                                         TABLE OF CONTENTS       3

                                  TRANSACTION AND OPERATING EXPENSE TABLE

                                                                     International  International      Emerging
                                                                         Growth       Discovery        Markets
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases ..............................    none            none            none
Maximum Sales Load Imposed on Reinvested Dividends ...................    none            none            none
Deferred Sales Load ..................................................    none            none            none
Redemption Fee .......................................................    none            none (1)        none
Exchange Fee .........................................................    none            none            none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):
Management Fees(2) ...................................................   1.17% (3)       1.50% (3)       1.75% (3)
12b-1 Fees(4) ........................................................   0.50%           0.50%           0.50%
Other Expenses(5) ....................................................   0.00%           0.00%           0.00%
Total Fund Operating Expenses(2) .....................................   1.67% (3)       2.00% (3)       2.25% (3)

EXAMPLE:
You would pay the following expenses on a                   1 year        $ 17           $ 20            $ 23
$1,000 investment, assuming a 5% annual return and         3 years          52             62              70
redemption at the end of each time period(2):              5 years          90            107             119
                                                          10 years         196            231             256


(1) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund.
    See "How to Exchange from One American Century Fund to Another," page 17 and
    "How to Redeem Shares," page 17.

(2) Assumes, in accordance with Securities and Exchange  Commission  guidelines, that the assets of International  Growth and International  Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996. A portion of the  management  fee may be paid
    by  the  funds'   manager  to   unaffiliated   third   parties  who  provide
    recordkeeping and administrative  services that would otherwise be performed by an affiliate of the manager. See  "Management-Transfer and Administrative
    Services," page 23.

(3) International Growth pays an annual management fee of 1.25% of the first $1 billion of average net assets, 0.95% of the next $1 billion of average net assets, and 0.85% of average net assets over $2 billion; International
    Discovery pays an annual management fee of 1.50% of the first $500 million of average net assets, 1.15% of the next $500 million average net assets, and 0.95% of average net assets over $1 billion; and Emerging Markets pays an annual management fee of 1.75% of the first $500 million of average net assets, 1.25% of the next $500 million of average net assets, and 1.00% of average net assets over $1 billion.

(4) The 12b-1 fee is designed to permit  investors  to  purchase  Advisor  Class
    shares  through   broker-dealers,   banks,  insurance  companies  and  other
    financial  intermediaries.  A portion of the fee is used to compensate  them for ongoing  recordkeeping and administrative  services that would otherwise be  performed  by an  affiliate  of the  manager,  and a portion  is used to compensate  them  for  distribution  and  other  shareholder  services.  See
    "Service and Distribution Fees," page 23.

(5) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

  The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Advisor Class shares. The funds offer three other classes of shares, one of which is primarily available to retail investors and two that are primarily available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see " Further Information About American Century," page 24.


4    TRANSACTION AND OPERATING EXPENSE TABLE       AMERICAN CENTURY INVESTMENTS

                             FINANCIAL HIGHLIGHTS
                             INTERNATIONAL GROWTH

  The sale of the  Advisor  Class of the fund  commenced  on  October  2,  1996.
Performance information of the original class of shares, which commenced operations on May 9, 1991, is presented on page 6.

  The Financial Highlights for the period presented have been audited by Ernst &
Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended
November 30, 1996.

                                                                  1996(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period ............................  $8.41
                                                                 ---------

Income From Investment Operations

  Net Investment (Loss)(2) ...................................... (0.01)

  Net Realized and Unrealized Gain
  on Investment Transactions ....................................   0.32
                                                                 ---------

  Total From Investment Operations ..............................   0.31
                                                                 ---------

Net Asset Value, End of Period ..................................  $8.72
                                                                 =========

  Total Return(3) ...............................................  3.69%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to Average Net Assets .............  1.67%(4)

  Ratio of Net Investment (Loss) to Average Net Assets .......... (0.76)%(4)

  Portfolio Turnover Rate .......................................   158%

  Average Commission Paid per Investment Security Traded ........ $0.0195

  Net Assets, End of Period (in thousands) ...................... $3,803

(1)  October  2,  1996  (commencement  of sale  of the  Advisor  Class)  through
     November 30, 1996.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5

                    PERFORMANCE INFORMATION OF OTHER CLASS
                             INTERNATIONAL GROWTH

  The original  class of shares of  International  Growth were  designated the "
Investor Class" effective September 3, 1996. The financial information in the following table reflects the performance of the fund's Investor Class of shares.
Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class shares offered by this Prospectus. Had the Advisor Class shares been in existence for the fund for the time periods presented, the performance results for that class would be lower as a result of the additional expense.

  The  performance  information for the fiscal year ended November 30, 1996, has been audited by Ernst & Young LLP,  independent  auditors,  whose report thereon appears in the fund's annual report, which is incorporated by reference into the
Statement of  Additional  Information.  The annual  report  contains  additional performance  information  and will be made  available  upon  request and without charge. The Financial Highlights for the periods ended on or before November 30,
1995, have been audited by Baird, Kurtz & Dobson,  independent  certified public
accountants.   The  information   presented  is  for  an  Investor  Class  share
outstanding throughout the years ended November 30, except as noted.

                                                    1996         1995        1994       1993        1992      1991(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period .........     $7.51        $7.47        $7.34      $5.79       $5.33      $5.10
                                                ----------   ----------   ----------  ---------  ---------  ----------

Income From Investment Operations

   Net Investment Income (Loss) .............. (0.01)(2)         0.01       (0.04)     (0.04)        0.06       0.01

   Net Realized and Unrealized Gain
   on Investment Transactions ................      1.24         0.40         0.57       1.78        0.41      0.22
                                                ----------   ----------   ----------  ---------  ---------  ----------

   Total From Investment Operations ..........      1.23         0.41         0.53       1.74        0.47      0.23
                                                ----------   ----------   ----------  ---------  ---------  ----------

Distributions

   From Net Investment Income ................    (0.01)           --           --     (0.04)      (0.01)        --

   In Excess of Net Investment Income ........       --            --           --     (0.15)         --         --

   From Net Realized Gains
   on Investment Transactions ................       --        (0.37)       (0.40)         --         --         --
                                                ----------   ----------   ----------  ---------  ---------  ----------
   Total Distributions .......................    (0.01)       (0.37)       (0.40)     (0.19)     (0.01)         --
                                                ----------   ----------   ----------  ---------  ---------  ----------
Net Asset Value, End of Period ...............     $8.73        $7.51        $7.47      $7.34      $5.79      $5.33
                                                ==========   ==========   ==========  =========  =========  ==========

   Total Return(3) ...........................    16.35%        5.93%        7.28%     31.04%      8.77%      4.51%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets .....................  1.65%(4)        1.77%        1.84%      1.90%      1.91%   1.93%(5)

   Ratio of Net Investment Income (Loss)
   to Average Net Assets .....................   (0.07)%        0.25%      (0.53)%    (0.34)%      0.95%   0.26%(5)

   Portfolio Turnover Rate ...................      158%         169%         242%       255%       180%       84%

   Average Commission Paid per
   Investment Security Traded ................   $0.0195      $0.0020        --(6)      --(6)      --(6)     --(6)

   Net Assets, End of Period (in thousands) ..$1,342,608   $1,210,442   $1,316,642   $759,238   $215,346    $43,07


(1) May 9, 1991, (inception) through November 30, 1991.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5) Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


6     PERFORMANCE INFORMATION OF OTHER CLASS       AMERICAN CENTURY INVESTMENTS

                    PERFORMANCE INFORMATION OF OTHER CLASS
                            INTERNATIONAL DISCOVERY

  The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per-share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The
Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

  The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                                1996              1995         1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ....................       $5.70             $5.39         $5.00
                                                            ----------        ----------    ----------
Income From Investment Operations

  Net Investment Income (Loss) ..........................   (0.02)(2)              0.03        (0.02)

  Net Realized and Unrealized Gain
  on Investment Transactions ............................        1.95              0.28          0.41
                                                            ----------        ----------    ----------
  Total From Investment Operations ......................        1.93              0.31          0.39
                                                            ----------        ----------    ----------
Distributions

  From Net Investment Income ............................      (0.01)                 -             -
                                                            ----------        ----------    ----------
  In Excess of Net Investment Income ....................      (0.02)                 -             -
                                                            ----------        ----------    ----------
  Total Distributions ...................................      (0.03)                 -             -
                                                            ----------        ----------    ----------
Net Asset Value, End of Period ..........................       $7.60            $5.70          $5.39
                                                            ==========        ==========    ==========
Total Return(3) .........................................      34.06%            5.75%          7.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .......    1.88%(4)            2.00%       2.00%(5)

Ratio of Net Investment Income (Loss) to Average
  Net Assets ............................................     (0.31)%            0.27%     (0.48)%(5)

Portfolio Turnover Rate .................................        130%             168%            56%

Average Commission Paid per Investment Security Traded ..     $0.0054          $0.0040           -(6)

Net Assets, End of Period (in thousands) ................    $377,128         $114,579       $111,202

(1) April 1, 1994, (inception) through November 30, 1994.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5) Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS           7


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 11 BEFORE MAKING AN INVESTMENT IN THE FUNDS.

INTERNATIONAL GROWTH

    The investment objective of the International Growth Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

    Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

    The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities (see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information).

INTERNATIONAL DISCOVERY

    The investment objective of the International Discovery Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

    DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 11.

    The fund may invest in securities of any type of issuer, including closed-end investment companies,


8     INFORMATION REGARDING THE FUNDS             AMERICAN CENTURY INVESTMENTS


governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information). Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

    To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

EMERGING MARKETS

    The investment objective of the Emerging Markets Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also include the securities of issuers which derive a significant portion of their business from emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 11.

    The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

POLICIES APPLICABLE TO ALL FUNDS

    Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diver-


PROSPECTUS                          INFORMATION REGARDING THE FUNDS          9


sify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, or whose principal trading market is outside the United States.

    The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

    The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

    Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

    To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

    In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 19.

    In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

    The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country,
(ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

    The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country


10           INFORMATION REGARDING THE FUNDS      AMERICAN CENTURY INVESTMENTS


(subject to the investment policies of the particular fund) or region.

    At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Potential investors should carefully consider the following factors:

    Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

    Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 20.

    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the


PROSPECTUS                         INFORMATION REGARDING THE FUNDS        11


portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN SMALLER COMPANIES

    International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN EMERGING MARKET COUNTRIES

    Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

    The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.

    The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.

INVESTING IN LOWER QUALITY DEBT INSTRUMENTS

    There are no credit,  maturity  or  investment  amount  restrictions  on the
bonds,   corporate  debt   securities   and  government   obligations  in  which
International Discovery and Emerging Markets may


12      INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions," in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

    Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of a fund.

    To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a forward currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive


PROSPECTUS                              INFORMATION REGARDING THE FUNDS     13


change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

    Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

    The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the financial information on pages 5-7 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines that a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

    A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.

    A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

    The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.

WHEN-ISSUED SECURITIES

    Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

    Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


14    INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be pre-


PROSPECTUS                           INFORMATION REGARDING THE FUNDS        15


sented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


16     INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

    One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select an American Century fund as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about a fund, see "Investment Policies of the Funds," page 8, or call an Institutional Service Representative at 1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 19.

    We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us at the above-referenced telephone number.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

    Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges may be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 18.

    IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your


PROSPECTUS            HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     17


plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 19. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

    IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, the funds reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

    If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the fund's right to redeem shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, the funds expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities is determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

    It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days


PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW       19


when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset value of the Investor Class of Emerging Markets will be published in newspapers when the fund meets the minimum size requirements for listing. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

    THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase made by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will


20   ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 20.

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       21


MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience during the past five years are as follows:

    HENRIK STRABO, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.

    MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth, International Discovery and the Emerging Markets Fund. He was a member of the International Growth and International Discovery teams at their inception in 1991.

    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, joined American Century in August 1997. From July 1993 to July 1997, Mr. Donnelly served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to July 1993, Mr. Donnelly served as Assistant Vice President for Korea First Bank. He is a member of the team that manages the Emerging Markets Fund.

    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Advisor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:

Fund                                 Percent of Average Net Assets
------------------------------------------------------------------

International Growth                     1.25% of first $1 billion
                                      0.95% of the next $1 billion
                                             0.85% over $2 billion

International Discovery                1.50% of first $500 million
                                    1.15% of the next $500 million
                                             0.95% over $1 billion

Emerging Markets                       1.75% of first $500 million
                                    1.25% of the next $500 million
                                            $1.00% over $1 billion
------------------------------------------------------------------

    On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee


22     ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


may also be higher than the fee paid by many other international or foreign investment companies.

    Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5-7 of this Prospectus to the same ratio of the other funds.

    The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

    Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermedi-


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW         23


aries through which such shares are made available.

    The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.

    The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the funds is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

    American Century World Mutual Funds, Inc. issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American  Century  offers four classes of each of the funds  offered by this
Prospectus: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

    The Investor Class is primarily made available to retail investors. The Institutional Class and Service Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call an Investor Services Representative at 1-800-345-2021. For information concerning the Institutional or Service Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.


24    ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       25


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INVESTOR SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

INTERNET: www.americancentury.com

                            [american century logo]
                                    AMERICAN
                                CENTURY(reg.sm)


9709           [recycled logo]
SH-BKT-9195       Recycled

                                   PROSPECTUS

                             [american century logo]
                                    American
                                 Century(reg.sm)

                                  APRIL 1, 1997
                           Revised September 15, 1997

                                    TWENTIETH
                                 CENTURY(reg.tm)
                                      GROUP

                              International Growth
                             International Discovery
                                Emerging Markets

INSTITUTIONAL CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                 AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
     Group(reg. tm)                 Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
                                                       International Growth
                                                     International Discovery
                                                         Emerging Markets


                                  PROSPECTUS

                                 APRIL 1, 1997
                          REVISED SEPTEMBER 15, 1997

                      International Growth * International
                          Discovery * Emerging Markets

                              INSTITUTIONAL CLASS
                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

    American Century World Mutual Funds, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Twentieth Century Group are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 10.

    Each fund's shares offered by this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

    The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:



                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038
                        Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND

    The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND

    The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

    SHARES OF INTERNATIONAL DISCOVERY EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

AMERICAN CENTURY -- TWENTIETH CENTURY
EMERGING MARKETS FUND

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.


                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2     INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

 Investment Objectives of the Funds ...................... 2
 Transaction and Operating Expense Table ................. 4
 Performance Information of Other Class .................. 5

 INFORMATION REGARDING THE FUNDS

 Investment Policies of the Funds ........................ 7
    International Growth ................................. 7
    International Discovery .............................. 7
    Emerging Markets ..................................... 8
    Policies Applicable to All Funds ..................... 8
 Risk Factors ............................................10
    Investing in Foreign Securities Generally ............10
    Investing in Smaller Companies .......................11
    Investing in Emerging Market Countries ...............11
    Investing in Lower Quality Debt Instruments ..........11
 Other Investment Practices, Their Characteristics
 and Risks ...............................................12
    Forward Currency Exchange Contracts ..................12
    Indirect Foreign Investment ..........................13
    Sovereign Debt Obligations ...........................13
    Portfolio Turnover ...................................13
    Repurchase Agreements ................................13
    When-Issued Securities ...............................13
    Short Sales ..........................................14
    Rule 144A Securities .................................14
 Performance Advertising .................................14

 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

 American Century Investments ............................16
 Investing in American Century ...........................16
 How to Open an Account ..................................16
            By Mail ......................................16
            By Wire ......................................16
            By Exchange ..................................16
            In Person ....................................17
       Subsequent Investments ............................17
            By Mail ......................................17
            By Telephone .................................17
            By Wire ......................................17
            In Person ....................................17
       Automatic Investment Plan .........................17
  Minimum Investment .....................................17
  How to Exchange from One Account to Another ............17
            By Mail ......................................18
            By Telephone .................................18
  How to Redeem Shares ...................................18
            By Mail ......................................18
            By Telephone .................................18
            By Check-A-Month .............................18
            Other Automatic Redemptions ..................18
       Redemption Proceeds ...............................19
            By Check .....................................19
            By Wire and ACH ..............................19
       Special Requirements for Large Redemptions ........19
  Signature Guarantee ....................................19
  Special Shareholder Services ...........................19
            Open Order Service ...........................20
            Tax-Qualified Retirement Plans ...............20
  Important Policies Regarding Your Investments ..........20
  Reports to Shareholders ................................21
  Customers of Banks, Broker-Dealers and
  Other Financial Intermediaries .........................21

ADDITIONAL INFORMATION YOU SHOULD KNOW

 Share Price .............................................22
    When Share Price Is Determined .......................22
    How Share Price Is Determined ........................22
    Where to Find Information About Share Price ..........23
 Distributions ...........................................23
 Taxes ...................................................23
    Tax-Deferred Accounts ................................23
    Taxable Accounts .....................................23
 Management ..............................................25
    Investment Management ................................25
    Code of Ethics .......................................26
    Transfer and Administrative Services .................26
 Distribution of Fund Shares .............................26
 Further Information About American Century ..............27


    PROSPECTUS                                   TABLE OF CONTENTS       3

                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                 International   International    Emerging
                                                                    Growth        Discovery       Markets

 SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ..........................    none         none            none

Maximum Sales Load Imposed on Reinvested Dividends ...............    none         none            none

Deferred Sales Load ..............................................    none         none            none

Redemption Fee ...................................................    none         none(1)         none

Exchange Fee .....................................................    none         none            none

 ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(2) ...............................................    1.22%(3)    1.55%(3)        1.80%(3)

12b-1 Fees .......................................................    none          none           none

Other Expenses(4) ................................................    0.00          0.00%          0.00%

Total Fund Operating Expenses(2) .................................   1.22%(3)      1.55%(3)       1.80%(3)

 EXAMPLE:

You would pay the following expenses on a                   1 year    $ 12          $ 16            $ 18

$1,000 investment, assuming a 5% annual return and          3 years     39            49              56

redemption at the end of each time period(2):               5 years     67            84              97

                                                           10 years    147           183             210

(1) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund.
     See "How to  Exchange  from One  Account to  Another,"  page 17 and "How to
     Redeem Shares," page 18.

(2) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth and International Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996. A portion of the management fee may be paid by the funds' manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management-Transfer and Administrative
     Services," page 26.

(3) International Growth pays an annual management fee of 1.30% of the first $1 billion of average net assets, 1.00% of the next $1 billion of average net assets, and 0.90% of average net assets over $2 billion; International
     Discovery pays an annual management fee of 1.55% of the first $500 million of average net assets, 1.20% of the next $500 million average net assets, and 1.00% of average net assets over $1 billion; and Emerging Markets pays an annual management fee of 1.80% of the first $500 million of average net assets, 1.30% of the next $500 million of average net assets, and 1.05% of average net assets over $1 billion.

(4) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

  The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Institutional Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 27.


4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                             INTERNATIONAL GROWTH

  The Institutional Class of the fund was established September 3, 1996, however, no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per-share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                              1996         1995       1994       1993        1992     1991(1)
 PER-SHARE DATA

Net Asset Value, Beginning of Period .......  $7.51        $7.47      $7.34      $5.79       $5.33     $5.10
                                            -------      --------    -------    -------    --------   --------
Income From Investment Operations

  Net Investment Income (Loss) .............(0.01)(2)      0.01      (0.04)     (0.04)       0.06      0.01

  Net Realized and Unrealized Gain
     on Investment Transactions ............  1.24         0.40       0.57       1.78        0.41      0.22
                                            -------      --------    -------    -------    --------   --------
  Total From Investment Operations .........  1.23         0.41       0.53       1.74        0.47      0.23
                                            -------      --------    -------    -------    --------   --------
Distributions

  From Net Investment Income ............... (0.01)         --         --       (0.04)      (0.01)      --

  In Excess of Net Investment Income .......   --           --         --       (0.15)        --        --

  From Net Realized Gains on
     Investment Transactions ...............   --         (0.37)     (0.40)       --          --        --
                                            -------      --------    -------    -------    --------   --------
  Total Distributions ...................... (0.01)       (0.37)     (0.40)     (0.19)      (0.01)      --
                                            -------      --------    -------    -------    --------   --------
Net Asset Value, End of Period ............. $8.73        $7.51      $7.47      $7.34       $5.79     $5.33
                                            ========     =======    ========    =======    ========   ========
  Total Return(3) .......................... 16.35%        5.93%      7.28%     31.04%       8.77%     4.51%

 RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets ....................1.65%(4)       1.77%      1.84%      1.90%       1.91%   1.93%(5)

  Ratio of Net Investment Income (Loss)
  to Average Net Assets .................... (0.07)%       0.25%     (0.53)%    (0.34)%      0.95%   0.26%(5)

  Portfolio Turnover Rate ..................  158%         169%       242%       255%        180%       84%

  Average Commission Paid per
  Investment Security Traded ............... $0.0195      $0.0020     --(6)      --(6)       --(6)     --(6)

  Net Assets, End of Period
  (in thousands) ..........................$1,342,608   $1,210,442  $1,316,642  $759,238   $215,346  $43,076

(1)  May 9, 1991, (inception) through November 30, 1991.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


 PROSPECTUS              PERFORMANCE INFORMATION OF OTHER CLASS             5

                    PERFORMANCE INFORMATION OF OTHER CLASS
                            INTERNATIONAL DISCOVERY

  The Institutional Class of the fund was established September 3, 1996, however, no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per-share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                                      1996           1995      1994(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period ...............................   $5.70         $5.39     $5.00
                                                                     -------        ------    -------
Income From Investment Operations

  Net Investment Income (Loss) ..................................... (0.02)(2)       0.03      (0.02)

  Net Realized and Unrealized Gain
     on Investment Transactions ....................................   1.95          0.28       0.41
                                                                     -------        ------    -------
  Total From Investment Operations .................................   1.93          0.31       0.39
                                                                     -------        ------    -------
Distributions

  From Net Investment Income .......................................  (0.01)          --        --

  In Excess of Net Investment Income ...............................  (0.02)          --        --
                                                                     -------        ------    -------
  Total Distributions ..............................................  (0.03)          --        --
                                                                     -------        ------    -------
Net Asset Value, End of Period .....................................   $7.60         $5.70      $5.39
                                                                     =======        =======    =======
  Total Return(3) ..................................................  34.06%         5.75%      7.80%

 RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to Average Net Assets ................ 1.88%(4)        2.00%      2.00%(5)

  Ratio of Net Investment Income (Loss) to Average Net Assets ......  (0.31)%        0.27%    (0.48)%(5)

  Portfolio Turnover Rate ..........................................   130%          168%          56%

  Average Commission Paid per Investment Security Traded ...........  $0.0054       $0.0040      --(6)

  Net Assets, End of Period (in thousands) ......................... $377,128      $114,579     $111,202

(1)  April 1, 1994, (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


6    PERFORMANCE INFORMATION OF OTHER CLASS       AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUNDS

 INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 10, BEFORE MAKING AN INVESTMENT IN THE FUNDS.

INTERNATIONAL GROWTH

    The investment objective of the International Growth Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

    Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

    The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher quality debt securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

INTERNATIONAL DISCOVERY

    The investment objective of the International Discovery Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

    DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 10.

    The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as


PROSPECTUS       INFORMATION REGARDING THE FUNDS                             7


corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

    To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

EMERGING MARKETS

    The investment objective of the Emerging Markets Fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also include the securities of issuers which derive a significant portion of their business from emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 10.

    The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

POLICIES APPLICABLE TO ALL FUNDS

    Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of for-


8   INFORMATION REGARDING THE FUNDS            AMERICAN CENTURY INVESTMENTS


eign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, or whose principal trading market is outside the United States.

    The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

    The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

    Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

    To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

    In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 22.

    In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The investment manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

    The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country,
(ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

    The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country


PROSPECTUS                  INFORMATION REGARDING THE FUNDS                    9


(subject to the investment policies of the particular fund) or region.

    At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Potential investors should carefully consider the following factors:

    Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

    Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 23.

    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the


10     INFORMATION REGARDING THE FUNDS            AMERICAN CENTURY INVESTMENTS


portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN SMALLER COMPANIES

    International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN EMERGING MARKET COUNTRIES

    Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

    The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.

    The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.

INVESTING IN LOWER QUALITY DEBT INSTRUMENTS

    There are no credit, maturity or investment amount restrictions on the bonds, corporate debt


PROSPECTUS                     INFORMATION REGARDING THE FUNDS               11


securities, and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

    Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of a fund.

    To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into a forward currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other asset denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive


12     INFORMATION REGARDING THE FUNDS             AMERICAN CENTURY INVESTMENTS


change in the relationship between the foreign currency and the U.S. dollar

INDIRECT FOREIGN INVESTMENT

    Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

    The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the financial information on pages 5 and 6 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

    A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.

    A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

    The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.

WHEN-ISSUED SECURITIES

    Each fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment make take significantly longer.

    Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the


PROSPECTUS                       INFORMATION REGARDING THE FUNDS              13


custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manger. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

 PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Institutional Class and for the other classes offered by the funds.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may also be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or


14    INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS


expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       15


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

 AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us at the above-referenced telephone number.

 INVESTING IN AMERICAN CENTURY

    The following section explains how to invest with American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 17 and"Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 21.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

(*)  RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

(*)  BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64141-6200

(*)  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

(*)  REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

(*)  ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

(*)  BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

    *    Taxpayer identification or Social Security number.

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 17 for more information on exchanges.

16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 16 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT

    The minimum investment is $5 million ($3 million for endowments and foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds issued by the American Century Target


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       17


Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 22.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 19.

    IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have of fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling one of our Institutional Service Representatives at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 19.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

    IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. See "Signature Guarantee," page 19.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

    You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan or to request a brochure, please call an Investor Services Representative.

OTHER AUTOMATIC REDEMPTIONS

    You may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Institutional Service Representatives.


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS AMERICAN CENTURY INVESTMENTS


REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite its right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

    *    redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the


PROSPECTUS        HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS            19


account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the mostflexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's Prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and nonprofit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders


20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS AMERICAN CENTURY INVESTMENTS


         from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated Prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through a bank, broker-dealer or other financial intermediary.

    If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about the funds and services, to obtain a current Prospectus or to get answers to any questions about the funds that you are unable to obtain through your plan administrator or financial intermediary.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       21


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

 SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close


22     ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset value of the Investor Class of Emerging Markets will be published in newspapers when the fund meets the minimum size requirements for listing. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

    THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the price of your shares prior to distribution, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term


PROSPECTUS                 ADDITIONAL INFORMATION YOU SHOULD KNOW             23


capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 23.

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code, we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares


24    ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the funds and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the past five years are as follows:

    HENRIK STRABO, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst on the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.

    MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth, International Discovery and the Emerging Markets Fund. He was a member of the International Growth and International Discovery teams at their inception in 1991.

    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, joined American Century in August 1997. From July 1993 to July 1997, Mr. Donnelly served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to July 1993, Mr. Donnelly served as Assistant Vice President for Korea First Bank. He is a member of the team that manages the Emerging Markets Fund.

    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Institutional Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:

Fund                                              Percent of Average Net Assets
--------------------------------------------------------------------------------

International Growth                                 1.30% of first $1 billion
                                                  1.00% of the next $1 billion
                                                         0.90% over $2 billion

International Discovery                            1.55% of first $500 million
                                                1.20% of the next $500 million
                                                         1.00% over $1 billion

Emerging Markets Fund                              1.80% of first $500 million
                                                1.30% of the next $500 million
                                                         1.05% over $1 billion
--------------------------------------------------------------------------------

On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds


PROSPECTUS        ADDITIONAL INFORMATION YOU SHOULD KNOW                      25


because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.

    Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5 and 6 of this Prospectus to the same ratio of the other funds.

    The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker- dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager

    The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting sales of, and distributing the Institutional Class shares offered by this Prospectus. The Institutional Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


26     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


 FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.

    The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the funds is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575)

    American Century World Mutual Funds issues three series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American  Century  offers four classes of each of the funds  offered by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.

    The Investor Class is primarily made available to retail investors. The Service Class and Advisor Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For additional information concerning the Service Class and Advisor Classes of shares not offered by this Prospectus, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


  PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW      27


                                     NOTES


28            NOTES


                                     NOTES


                                                     NOTES                   29


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INVESTOR SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

INTERNET: www.americancentury.com

                            [american century logo]
                                    American
                                Century(reg.sm)

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